PRODUCTION PREPAYMENT (Details) $ in Thousands			1 Months Ended	3 Months Ended
	Jan. 01, 2018 $ / bbl	Jul. 31, 2017 USD ($)	Apr. 30, 2018 $ / bbl	Dec. 31, 2017 USD ($) $ / bbl
Production prepayment | $		$ 30,000		$ 18,194
Production prepayment, per annum interest rate		10.00%
Repayment, price per gross barrel	25			20
Forecast
Repayment, price per gross barrel			40